Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of company incurred charges to directors and officers
Consulting fees paid to officers & directors:
	Three months ended		Six months ended
Periods ended December 31,	2021	2020	2021	2020
Directors & officers consulting fees	$173,671	$45,593	$238,102	$71,093
Exploration and evaluation expenditures	50,563	-	62,563	-
	$224,234	$45,593	$300,665	$71,093

Schedule of all related party balances payable, for services and business expense reimbursements rendered
	December 30,	June 30,
	2021	2021
Payable to Nova Minerals	$233,299	$236,402
Payable to officers & directors	16,271	43,240
	$249,570	$279,642